FINANCIAL INSTRUMENTS - Fair Value Measurement of Derivative Assets And Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Total derivatives designated as hedges, assets	$ 0.0	$ 0.0
Total derivatives not designated as hedges, assets	0.0	0.4
Total derivative instruments (Note 19 and Note 25), assets	0.0	0.4
Total derivatives designated as hedges, liabilities	14.5	9.0
Total derivatives not designated as hedges, liabilities	11.0	6.1
Total derivative instruments (Note 19 and Note 25), liabilities	25.5	15.1
Currency risk
Disclosure of fair value measurement of assets [line items]
Total derivatives designated as hedges, assets	0.0	0.0
Total derivatives designated as hedges, liabilities	14.5	9.0
Other price risk | DSU contracts
Disclosure of fair value measurement of assets [line items]
Total derivatives not designated as hedges, assets	0.0	0.4
Other price risk | Warrants and options contracts
Disclosure of fair value measurement of assets [line items]
Total derivatives not designated as hedges, assets	0.0	0.0
DSU contracts | Other price risk
Disclosure of fair value measurement of assets [line items]
Total derivatives not designated as hedges, assets	(6.0)
Total derivatives not designated as hedges, liabilities	6.0	0.0
Option contract | Other price risk
Disclosure of fair value measurement of assets [line items]
Total derivatives not designated as hedges, liabilities	4.7
Warrants and options contracts | Other price risk
Disclosure of fair value measurement of assets [line items]
Total derivatives not designated as hedges, liabilities	$ 5.0	$ 6.1